ESTIMATION OF FAIR VALUE - Transfers between level 1 and level 2 of the fair value hierarchy (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 64,374
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		$ 1
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Securities issued by the Colombian Government | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	64,374
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Securities issued by other of the Colombian Government entities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		1
Financial assets measured at fair value through other comprehensive income, category [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	685,075
Financial assets measured at fair value through other comprehensive income, category [member] | Debt securities | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held		75,752
Financial assets measured at fair value through other comprehensive income, category [member] | Debt securities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		748,688
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 685,075	72,451
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		591,093
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		38,324
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other financial entities | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held		3,301
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other financial entities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held		$ 119,271